Variable Portfolio – Partners International Value Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Value Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Australia 1.8%
BHP Group Ltd.	45,300	1,406,391
Macquarie Group Ltd.	58,700	9,392,686
Santos Ltd.	1,525,600	7,392,166
Sonic Healthcare Ltd.	288,400	5,424,430
Whitehaven Coal Ltd.	728,400	3,612,408
Total		27,228,081
Belgium 1.8%
Anheuser-Busch InBev SA/NV	181,300	12,014,250
Groupe Bruxelles Lambert NV	44,400	3,459,839
KBC Group NV	90,000	7,160,222
Liberty Global Ltd., Class C(a)	207,100	4,475,431
Total		27,109,742
Brazil 1.4%
Ambev SA	5,084,600	12,254,859
Banco do Brasil SA	1,854,300	9,285,626
Total		21,540,485
Canada 1.0%
CCL Industries, Inc., Class B	77,500	4,724,666
Magna International, Inc.	237,496	9,742,525
Total		14,467,191
China 4.7%
Alibaba Group Holding Ltd.	1,496,900	19,891,981
China Merchants Bank Co., Ltd., Class H	1,647,500	7,983,568
China Overseas Land & Investment Ltd.	9,193,500	18,416,850
Haier Smart Home Co., Ltd., Class H	3,405,600	13,339,950
Weichai Power Co., Ltd., Class H	5,826,000	10,648,412
Total		70,280,761
Denmark 0.8%
Danske Bank A/S	328,372	9,877,009
Novo Nordisk A/S, Class B	20,800	2,467,120
Total		12,344,129
Finland 1.0%
Nokia OYJ	2,783,400	12,152,802
Nokia OYJ, ADR	479,790	2,096,683
Total		14,249,485
Common Stocks (continued)
Issuer	Shares	Value ($)
France 11.7%
Accor SA	377,047	16,390,205
Amundi SA	270,079	20,187,568
Capgemini SE	40,400	8,722,385
Cie de Saint-Gobain SA	70,600	6,438,898
Cie Generale des Etablissements Michelin SCA	421,060	17,100,634
Pluxee NV(a)	82,104	1,729,403
Rexel SA	713,040	20,668,675
Sanofi SA	286,792	33,021,036
Societe Generale SA	275,500	6,865,260
Sodexo SA	59,204	4,853,751
Teleperformance SE	174,568	18,059,133
TotalEnergies SE	149,000	9,675,367
Veolia Environnement SA	309,540	10,191,074
Total		173,903,389
Germany 12.1%
Allianz SE, Registered Shares	21,700	7,137,546
BASF SE	485,955	25,757,023
Bayer AG, Registered Shares	416,441	14,088,921
Continental AG	161,677	10,477,300
Covestro AG(a)	182,057	11,345,893
Daimler Truck Holding AG	504,127	18,928,634
Deutsche Boerse AG	29,600	6,949,154
Deutsche Post AG	155,911	6,954,674
Evonik Industries AG	374,603	8,769,225
Fresenius Medical Care AG	303,188	12,882,977
Heidelberg Materials AG	81,700	8,900,389
Infineon Technologies AG	219,100	7,692,147
K+S AG	118,700	1,521,993
Mercedes-Benz Group AG, Registered Shares	132,639	8,594,898
SAP SE	61,100	13,975,563
Siemens AG, Registered Shares	51,600	10,439,091
Zalando SE(a)	178,100	5,886,548
Total		180,301,976

Variable Portfolio – Partners International Value Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 1.9%
AIA Group Ltd.	736,800	6,434,369
CK Asset Holdings Ltd.	828,200	3,605,639
CK Hutchison Holdings Ltd.	1,520,500	8,620,803
Galaxy Entertainment Group Ltd.	2,086,000	10,301,061
Total		28,961,872
Hungary 0.3%
OTP Bank Nyrt	84,424	4,415,826
Indonesia 0.5%
PT Bank Rakyat Indonesia Persero Tbk	20,766,700	6,792,006
Ireland 2.7%
AerCap Holdings NV	102,100	9,670,912
AIB Group PLC	1,213,300	6,950,163
Bank of Ireland Group PLC	1,289,309	14,398,387
Ryanair Holdings PLC, ADR	18,650	842,607
Smurfit WestRock PLC	171,700	8,580,740
Total		40,442,809
Isle of Man 0.2%
Entain PLC	287,900	2,941,517
Israel 0.5%
Check Point Software Technologies Ltd.(a)	36,500	7,037,565
Italy 1.2%
Enel SpA	1,926,783	15,390,765
Prysmian SpA	30,500	2,219,136
Total		17,609,901
Japan 16.8%
Astellas Pharma, Inc.	440,300	5,088,710
Bridgestone Corp.	188,000	7,260,165
Canon, Inc.	158,200	5,210,363
FANUC Corp.	174,000	5,110,452
Fujitsu Ltd.	560,500	11,523,558
Fukuoka Financial Group, Inc.	195,800	5,069,784
Hitachi Ltd.	567,500	15,048,590
Iida Group Holdings Co., Ltd.	219,400	3,388,283
Komatsu Ltd.	338,400	9,473,416
Kyocera Corp.	482,300	5,636,740
MinebeaMitsumi, Inc.	576,700	11,399,316
Common Stocks (continued)
Issuer	Shares	Value ($)
Nintendo Co., Ltd.	92,600	4,949,600
Olympus Corp.	1,034,100	19,657,522
ORIX Corp.	457,800	10,711,996
Rakuten Group, Inc.(a)	998,700	6,444,022
Renesas Electronics Corp.	387,700	5,626,561
Resona Holdings, Inc.	1,618,650	11,342,038
SBI Holdings, Inc.	323,200	7,479,666
Seven & I Holdings Co., Ltd.	696,100	10,481,632
Sony Group Corp.	793,500	15,415,796
Square Enix Holdings Co., Ltd.	57,200	2,270,713
Sumitomo Mitsui Financial Group, Inc.	668,700	14,287,862
Suntory Beverage & Food Ltd.	355,900	13,401,040
T&D Holdings, Inc.	180,400	3,180,597
Takeda Pharmaceutical Co., Ltd.	221,700	6,387,973
TDK Corp.	1,181,000	15,086,489
Toray Industries, Inc.	1,992,300	11,766,149
Toyota Industries Corp.	108,400	8,405,613
Total		251,104,646
Luxembourg 1.9%
ArcelorMittal SA	875,535	22,925,566
Eurofins Scientific SE	85,000	5,389,101
Total		28,314,667
Netherlands 6.1%
ASML Holding NV	9,900	8,235,420
EXOR NV	21,900	2,347,767
Heineken Holding NV	76,420	5,773,592
ING Groep NV	1,045,519	18,968,874
Koninklijke Philips NV(a)	354,262	11,614,702
Prosus NV, Class N(a)	141,200	6,170,760
Randstad NV	345,950	17,188,933
Shell PLC	254,300	8,249,934
Shell PLC, ADR	193,770	12,779,132
Total		91,329,114
Norway 1.8%
Aker BP ASA	241,004	5,158,213
DNB Bank ASA	352,900	7,236,939
Equinor ASA	581,416	14,709,058
Total		27,104,210
Variable Portfolio – Partners International Value Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 0.8%
DBS Group Holdings Ltd.	382,460	11,326,291
South Korea 1.3%
Samsung Electronics Co., Ltd.	187,100	8,744,832
Shinhan Financial Group Co., Ltd.	256,090	10,861,433
Total		19,606,265
Spain 1.0%
CaixaBank SA	2,483,108	14,819,056
Sweden 1.4%
Boliden AB	93,200	3,163,108
Essity AB, Class B	262,500	8,190,969
Husqvarna AB, Class B	138,200	968,051
Skandinaviska Enskilda Banken AB, Class A	373,100	5,711,502
Volvo AB, B Shares	79,400	2,100,304
Total		20,133,934
Switzerland 7.0%
Cie Financiere Richemont SA, Class A, Registered Shares	48,400	7,686,128
Glencore PLC(a)	1,264,600	7,241,925
Julius Baer Group Ltd.	311,558	18,788,173
Nestlé SA, Registered Shares	122,700	12,330,422
Novartis AG, Registered Shares	68,300	7,864,225
Roche Holding AG, Genusschein Shares	113,294	36,256,034
UBS AG	461,855	14,291,664
Total		104,458,571
United Kingdom 14.3%
Ashtead Group PLC	94,900	7,352,929
Aviva PLC	722,144	4,677,156
Barclays Bank PLC	2,621,714	7,877,156
Barratt Developments PLC	401,900	2,578,433
BP PLC	1,638,600	8,546,181
Bunzl PLC	58,900	2,789,447
Burberry Group PLC	112,700	1,056,851
CNH Industrial NV	507,000	5,612,274
DCC PLC	106,994	7,304,411
Dowlais Group PLC	1,258,843	985,017
HSBC Holdings PLC	1,683,038	15,098,574
Inchcape PLC	465,000	4,968,134
Common Stocks (continued)
Issuer	Shares	Value ($)
Informa PLC	290,400	3,193,681
J. Sainsbury PLC	3,349,691	13,255,884
Kingfisher PLC	1,152,200	4,972,602
Legal & General Group PLC	2,503,000	7,586,059
Lloyds Banking Group PLC	13,488,300	10,605,747
NatWest Group PLC	2,263,723	10,479,581
NatWest Group PLC, ADR	122,191	1,143,708
Pearson PLC	283,000	3,847,213
Persimmon PLC	194,000	4,269,141
Reckitt Benckiser Group PLC	443,612	27,142,039
Smith & Nephew PLC	556,000	8,629,631
Standard Chartered PLC	939,620	9,965,589
Tesco PLC	5,099,633	24,484,917
Travis Perkins PLC	341,791	4,255,320
Unilever PLC	160,100	10,379,811
Total		213,057,486
United States 2.0%
GSK PLC	353,600	7,199,656
Linde PLC	11,900	5,674,634
Medtronic PLC	129,149	11,627,285
Stellantis NV	118,300	1,638,223
Tenaris SA	199,800	3,171,205
Total		29,311,003
Total Common Stocks (Cost $1,301,522,337)		1,460,191,978

Preferred Stocks 0.3%
Issuer	Shares	Value ($)
Germany 0.3%
Henkel AG & Co. KGaA	49,600	4,662,392
Total Preferred Stocks (Cost $3,861,535)		4,662,392

Variable Portfolio – Partners International Value Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2024 (Unaudited)

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	13,940,353	13,938,959
Total Money Market Funds (Cost $13,937,527)		13,938,959
Total Investments in Securities (Cost $1,319,321,399)		1,478,793,329
Other Assets & Liabilities, Net		11,351,359
Net Assets		$1,490,144,688
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	20,944,245	153,179,838	(160,185,968)	844	13,938,959	2,156	706,422	13,940,353
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Value Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7056_12_C01_(11/24)